UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
Balance at the beginning at Dec. 31, 2021	$ 14,731	$ 41,564,418	$ 898,133	$ 28,996,464	$ 2,587,543	$ 74,061,289
Balance at the beginning (in shares) at Dec. 31, 2021	1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(6,310,346)		(6,310,346)
Foreign currency translation adjustments					(3,517,233)	(3,517,233)
Balance at the end at Jun. 30, 2022	$ 14,731	41,564,418	898,133	22,686,118	(929,690)	64,233,710
Balance at the end (in shares) at Jun. 30, 2022	1,534,487
Balance at the beginning at Dec. 31, 2022	$ 14,731	41,564,418	898,133	5,257,627	(2,298,284)	$ 45,436,625
Balance at the beginning (in shares) at Dec. 31, 2022	1,534,487					1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(4,079)		$ (4,079)
Foreign currency translation adjustments					(2,147,417)	(2,147,417)
Balance at the end at Jun. 30, 2023	$ 14,731	$ 41,564,418	$ 898,133	$ 5,253,548	$ (4,445,701)	$ 43,285,129
Balance at the end (in shares) at Jun. 30, 2023	1,534,487					1,534,487